NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Income Loss	$ 40,742	$ 314,890	$ 274,424
Deficit accumulated during the exploration stage	43,590,590	43,549,848
Working Capital	$ 462,545	$ 877,216